Operating and Finance Leases (Details 2) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Operating Leases
Lease expense	$ 220,345	$ 243,995	$ 479,389
Sublease rental income	(5,545)		(9,173)
Net lease expense	214,800	243,995	470,216
Finance Leases
Amortization of right-of-use	5,932		1,569
Interest on lease liabilities	1,012		348
Total finance lease cost	$ 6,944		$ 1,917